Note 21 Customer Deposits (Details) - EUR (€) € in Millions	Jun. 30, 2026	Dec. 31, 2025
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	€ 532,981	€ 502,501
SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	239,805	228,672
MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	106,230	94,699
TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	57,902	52,687
South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	63,550	56,478
Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	53,458	55,571
Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	12,036	14,394
Demand deposits at amortized cost [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	370,999	360,682
Demand deposits at amortized cost [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	196,230	192,222
Demand deposits at amortized cost [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	82,778	77,167
Demand deposits at amortized cost [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	26,735	27,443
Demand deposits at amortized cost [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	37,391	34,150
Demand deposits at amortized cost [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	22,863	24,758
Demand deposits at amortized cost [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	5,003	4,942
Time deposits and other [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	137,207	127,397
Time deposits and other [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	27,811	23,664
Time deposits and other [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	19,596	17,493
Time deposits and other [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	30,741	24,794
Time deposits and other [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	26,159	22,328
Time deposits and other [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	25,867	29,665
Time deposits and other [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	7,033	9,452
Repurchase Agreements [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	24,776	14,422
Repurchase Agreements [Member] | SPAIN
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	15,765	12,786
Repurchase Agreements [Member] | MEXICO
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	3,857	38
Repurchase Agreements [Member] | TURKEY
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	426	450
Repurchase Agreements [Member] | South America [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	0	0
Repurchase Agreements [Member] | Europe [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	4,729	1,148
Repurchase Agreements [Member] | Rest of the world [Member]
Deposits From Customers By Geographical Area And Instrument [Line Items]
Deposits from customers at amortised cost	€ 0	€ 0